Subsequent events (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended
	Apr. 30, 2017 USD ($) $ / shares shares	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Oct. 03, 2012 $ / shares	Apr. 27, 2012 $ / shares
Subsequent events
Outstanding convertible notes		$ 149,807	¥ 1,031,154	¥ 906,222
Convertible notes | Subsequent events | Golden Meditech (S) Pte Ltd.
Subsequent events
Conversion amount of notes | $	$ 115,000
Conversion price per share	$ 2.838
Number of shares issued in conversion of notes (in shares) | shares	40,521,494
Outstanding convertible notes | $	$ 0
KKR Notes | Convertible notes
Subsequent events
Conversion price per share						$ 2.838
GM Notes | Convertible notes
Subsequent events
Conversion price per share					$ 2.838